Trade payables and customer advances (Tables)	12 Months Ended
Dec. 31, 2022
Trade Payables and Customer Advances [Abstract]
Summary of Breakdown for Trade Payables and Customer Advances
The following table provides a breakdown for trade payables and customer advances:

	At December 31,
(€ thousands)	2022	2021
Trade payables	220,789	177,801
Customer advances	50,147	45,236
Total trade payables including customer advances	270,936	223,037